Label	Element	Value
The Cook & Bynum Fund Series
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	THE COOK & BYNUM FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you may pay if you buy, hold, and sell shares of The Cook & Bynum Fund (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES(ongoing expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio. The Fund’s portfolio turnover rate was 0% and 8% for the fiscal years ended September 30, 2022 and September 30, 2021, respectively.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its objective of long-term growth of capital by investing in a select few global public equities using an absolute value investing philosophy. The Fund’s investment decisions are driven by the application of the Adviser’s core investment criteria and are informed by rigorous, immersive research. The Adviser travels globally to learn about a company’s customers, appraise its competitors, meet its managers, visit its facilities, and survey its operations in action. These efforts are guided by the belief that first-person observations in the field are critical to appropriately evaluate each investment opportunity.
The Adviser’s iterative investment process is built around four core criteria and is designed to challenge assumptions, refine conclusions, and mitigate psychological misjudgments:
1)Circle of Competence
The Adviser must be able to understand the core economics of a business and reliably predict its financial prospects. The Fund’s primary focus is avoiding mistakes that lead to permanent losses of capital, so the Adviser believes its ability to recognize the limitations of its knowledge is as important as its ability to execute its competencies when evaluating an idea.
2)Business
The Adviser evaluates whether a business has sustainable competitive advantages that produce predictable free cash flows and yield attractive returns on equity over an extended period of time. Without a “moat,” a company’s results are difficult to effectively forecast.
3)People
The Adviser seeks to invest alongside management teams who view shareholders as partners. Trustworthiness and intellectual honesty are required leadership traits for managers of qualifying businesses. Other important markers include energy, consistency, a thoughtful capital allocation framework, and conservative accounting practices.
4)Price
After the first three investment criteria are met, the Adviser values a business by projecting its future cash flows and discounting these “owner earnings” into present value dollars. The Fund will invest in a company’s stock only if it is trading at a significant discount to the Adviser’s conservative estimate of its intrinsic value.
The Fund’s portfolio is deliberately concentrated in the Adviser’s best, most-informed ideas. This concentration means the Fund’s portfolio is markedly different from any benchmarks.
In pursuing its strategy, the Fund focuses on equity securities, which primarily consist of common stocks, preferred stocks, and depositary receipts. The Fund can hold securities of both U.S. and foreign issuers without regard to market capitalization, industry/sector, or any other categorization. In fact, the Fund may invest up to 100% of its assets in foreign securities with up to 60% of those from emerging markets. The Fund may also hold up to 60% of its assets in foreign debt. Short-term debt obligations of foreign governments will generally have a maturity of six months or less and a credit rating of “A” or better by Standard & Poor’s (“S&P”) or a similar rating by another nationally recognized statistical rating organization (“NRSRO”). Other debt securities of non-U.S. companies, including junk bonds, may be purchased without regard to NRSRO ratings and would generally fall under the category of “special situations.” The Fund is not required, however, to be fully invested in equity or other allowable securities. When making portfolio allocation decisions, the Adviser compares its most appealing ideas against cash alternatives and will hold cash and equivalents in the absence of attractive positions that meet its minimum hurdle rate requirements. Indeed, it frequently maintains a portion of its total assets in cash and equivalents—including, but not limited to, short-term U.S. Government securities—to be positioned to immediately take advantage of new investment opportunities that meet the Adviser’s core investment criteria.
The Adviser is a long-term investor. However, the Fund will generally sell a security whose price approaches the Adviser’s estimated intrinsic value for the business—either because the price of the security has substantially appreciated or because a material adverse change occurred that meaningfully lowered the Adviser’s estimate of the company’s intrinsic value. Similarly, the Fund will sell a security if some event or shift happens within the business that prevents the Adviser from continuing to reliably appraise its intrinsic value. Lastly, in instances when the Fund is fully invested, the Adviser will sell relatively overpriced securities to buy relatively underpriced securities in an ongoing effort to concentrate the Fund’s capital in the Adviser’s best ideas.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart is intended to help you understand the risks of investing in the Fund. The bar chart shows the year to year performance of the Fund since inception for each calendar year ended December 31. The table shows how the average annual total returns for 1, 5, and 10 years and since inception compare with those of the relevant market index, the MSCI All Country World Index (“MSCI ACWI”). The MSCI ACWI is a free float-adjusted market capitalization index and is shown to compare the Fund’s performance to the global equity market performance among developed and developing markets. The average annual total returns for the MSCI ACWI presume the reinvestment of all dividends. Keep in mind that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.cookandbynum.com/cobyx or by calling the Fund’s toll-free number at 1‑877-839-COBY (2629).
The Fund commenced operations on July 1, 2009.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart is intended to help you understand the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑877-839-COBY (2629)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cookandbynum.com/cobyx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns (For each year ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 21.33% (quarter ending December 31, 2022) and the lowest return for a quarter was -24.61% (quarter ending March 31, 2020).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.61%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the period ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ from those shown depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

The Cook & Bynum Fund Series | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	There is no assurance that the Fund will meet its investment objective; an investor could lose money by investing in the Fund.
The Cook & Bynum Fund Series | Foreign (Non-U.S.) Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign (Non-U.S.) Securities Risk: Investments in foreign securities, including depositary receipts, carry special risks, including foreign political instability, greater volatility, less liquidity, financial reporting inconsistencies, and adverse economic developments abroad, all of which may reduce the value of foreign securities. Many of these risks can be even greater when investing in countries with developing economies and securities markets, also known as “emerging markets.”
The Cook & Bynum Fund Series | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk: Prices of equity securities and the value of the Fund’s investments will fluctuate and may decline significantly over short-term or long-term periods. Foreign and domestic economic and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, and other events are among the factors affecting the securities markets in which the Fund invests. There is risk that these events and other factors may adversely affect the prices and liquidity of the Fund’s portfolio securities, and the Fund’s performance.
The Cook & Bynum Fund Series | Value Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Value Investing Risk: Investing in undervalued securities involves the risk that such securities may never reach their expected market value, either because the market fails to recognize a security’s intrinsic worth or the expected value was misjudged. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.
The Cook & Bynum Fund Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversified Portfolio Risk: The Fund is “non-diversified,” and thus invests its assets in a smaller number of securities than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value.
The Cook & Bynum Fund Series | Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Risk: The Fund is subject to currency risk because fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.
The Cook & Bynum Fund Series | Smaller Capitalization Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Smaller Capitalization Risk: Smaller capitalization companies may have a narrower geographic and product or service focus and be less well known to the investment community, resulting in more volatile share price movements and a lack of market liquidity.
The Cook & Bynum Fund Series | Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk: The Fund’s debt investments are subject to interest rate risk, which is the risk that the value of a security will vary as interest rates fluctuate.
The Cook & Bynum Fund Series | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk: The Fund’s debt investments and preferred stock investments are subject to credit risk. The value of these instruments are likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency, which may cause the Fund to lose money.
The Cook & Bynum Fund Series | High Yield Or “Junk” Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Yield or “Junk” Security Risk: Investments in debt securities that are rated below investment grade by one or more NRSROs (“high yield securities” also known as “junk securities”) may be subject to greater risk of loss of principal and interest than investments in higher-rated debt securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities.
The Cook & Bynum Fund Series | Special Situations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Special Situations Risk: Investments in companies involved in special situations, such as reorganizations or restructurings, may involve greater risks when compared to the Fund’s other strategies due to a variety of factors. Failure to anticipate changes in the circumstances affecting these types of investments may result in permanent losses of capital, such that the Fund may be unable to recoup some or all of its investments.
The Cook & Bynum Fund Series | Risks Of Investing In A Managed Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks of Investing in a Managed Fund: The investment decisions of the Fund’s Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.
The Cook & Bynum Fund Series | Risk Of Current Focus On Both The Breweries Industry And Soft Drink Bottling And Distribution Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risk of Current Focus on Both the Breweries Industry and Soft Drink Bottling and Distribution Industry: The Fund may invest up to 25% of its net assets in the securities of issuers in a particular industry. From time to time, a relatively high percentage of the assets of the Fund may be invested in a limited number of industries. When the Fund’s investment focus is limited in this manner, the Fund’s performance will be affected by the performance of the issuers within those specific industries and could be more volatile than that of an investment company that invests its assets in a more diverse array of industries. Additionally, as a result of market movement, including changes in the value of either securities in focused industries or other portfolio securities, industry weights may rise above 25%. In such cases, however the excess need not be sold. As of December 31, 2023, the securities of issuers in the Soft Drink Bottling and Distribution industry comprised 38.28% of the Fund’s net assets and Breweries industry comprised 14.96% of the Fund’s net assets, and, collectively, these investments made up a significant portion of the Fund’s assets. These investments expose the Fund to the risks of these industries generally, and of these specific issuers in particular. In this regard, the securities of a single Breweries issuer or Soft Drink Bottling and Distribution issuer, or a group of such issuers, may be adversely affected by numerous factors including, among others, demographic and product trends, competitive pricing, changing consumer preferences, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, nutritional and health-related concerns, supply chain disruptions and costs, consumer product liability claims, consumer boycotts, risks of product tampering, and the availability and expense of liability insurance.

The Cook & Bynum Fund Series | Illiquid Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Illiquid Risk: This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe, possibly preventing the Fund from selling these securities at an advantageous price. Illiquid securities may present a greater risk of loss than other types of securities. Low trading volume, lack of a market maker, market closure, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities at desirable prices.
The Cook & Bynum Fund Series | MSCI ACWI Net (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Net (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.20%
5 Years	rr_AverageAnnualReturnYear05	11.72%
10 Years	rr_AverageAnnualReturnYear10	7.93%
Since Inception	rr_AverageAnnualReturnSinceInception	9.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2009
The Cook & Bynum Fund Series | The Cook & Bynum Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	COBYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.59%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	595
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,064
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,364
Annual Return 2014	rr_AnnualReturn2014	6.03%
Annual Return 2015	rr_AnnualReturn2015	(3.47%)
Annual Return 2016	rr_AnnualReturn2016	3.19%
Annual Return 2017	rr_AnnualReturn2017	15.13%
Annual Return 2018	rr_AnnualReturn2018	(13.41%)
Annual Return 2019	rr_AnnualReturn2019	9.40%
Annual Return 2020	rr_AnnualReturn2020	(10.98%)
Annual Return 2021	rr_AnnualReturn2021	9.04%
Annual Return 2022	rr_AnnualReturn2022	9.29%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.73%
5 Years	rr_AverageAnnualReturnYear05	6.26%
10 Years	rr_AverageAnnualReturnYear10	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2009
The Cook & Bynum Fund Series | The Cook & Bynum Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.72%
5 Years	rr_AverageAnnualReturnYear05	6.10%
10 Years	rr_AverageAnnualReturnYear10	3.02%
Since Inception	rr_AverageAnnualReturnSinceInception	5.93%
The Cook & Bynum Fund Series | The Cook & Bynum Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.37%
5 Years	rr_AverageAnnualReturnYear05	4.97%
10 Years	rr_AverageAnnualReturnYear10	2.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%

[1]	Cook & Bynum Capital Management, LLC (the “Adviser”) has contractually agreed to reduce fees and/or reimburse the Fund to the extent that total fund operating expenses exceed 1.49%. This agreement is in effect through February 1, 2025, and thereafter is reevaluated on an annual basis. The expense reimbursement arrangement relates to all expenses incurred by the Fund except interest, taxes, brokerage commissions, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, including, but not limited to, Acquired Fund Fees and Expenses. This agreement shall terminate automatically upon the termination of the investment management agreement with the Adviser.